UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00945

Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—9.8%
U.S. Treasury Bond 3.500%, 2/15/39	$8,760	$10,149
U.S. Treasury Note
0.250%, 11/30/13	11,600	11,593
1.000%, 8/31/16(7)	18,125	18,418
1.375%, 11/30/18	5,110	5,230
2.000%, 11/15/21(7)	12,255	12,715

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $54,535)		58,105

MUNICIPAL BONDS—0.8%
New Jersey—0.0%
New Jersey Turnpike Authority Taxable Series B Prerefunded 1/1/15 @ 100 (AMBAC Insured) 4.252%, 1/1/16	5	5

Pennsylvania—0.2%
Commonwealth of Pennsylvania, Series 1 5.000%, 6/1/22	925	1,165

Virginia—0.2%
Commonwealth Public Schools Authority, School Financing Series 1997 5.000%, 8/1/22	940	1,181

Washington—0.2%
State of Washington, Motor Vehicle Series R-2012D 5.000%, 7/1/22	975	1,220

Wisconsin—0.2%
State of Wisconsin, Series 2 5.000%, 11/1/22	975	1,202

TOTAL MUNICIPAL BONDS (Identified Cost $4,812)		4,773

FOREIGN GOVERNMENT SECURITIES—0.1%
United Mexican States 4.750%, 3/8/44	905	975

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $892)		975

MORTGAGE-BACKED SECURITIES—13.0%
Agency—10.4%
FHLMC
6.500%, 4/1/31	3,909	4,473
7.000%, 1/1/33	519	610
5.000%, 7/1/35	875	960

	PAR VALUE	VALUE
Agency—(continued)
5.000%, 12/1/35	$1,638	$1,822
FNMA
6.000%, 5/1/17	60	66
4.000%, 7/1/19	32	34
0.000%, 10/9/19	1,425	1,156
4.000%, 6/1/20	297	318
6.000%, 12/1/32	166	187
5.000%, 5/1/33	922	1,027
6.000%, 11/1/34	6,082	6,787
5.500%, 4/1/36	40	44
5.500%, 9/1/36	709	779
6.500%, 5/1/37	1,380	1,558
6.000%, 6/1/37	1,228	1,369
6.000%, 9/1/37	25	28
6.000%, 1/1/38	41	46
5.000%, 2/1/38	523	583
6.000%, 2/1/38	44	49
5.000%, 3/1/38	534	598
5.000%, 3/1/38	667	747
6.000%, 3/1/38	187	209
6.500%, 3/1/38	4,777	5,468
5.000%, 4/1/38	1,186	1,328
5.500%, 4/1/38	387	428
5.500%, 6/1/38	920	1,016
6.000%, 7/1/38	532	593
6.000%, 8/1/38	112	125
6.000%, 8/1/38	232	259
5.000%, 6/1/39	2,455	2,709
6.000%, 8/1/39	2,733	3,016
5.000%, 9/1/39	715	791
5.500%, 9/1/39	4,407	4,849
4.500%, 9/1/40	982	1,090
3.000%, 12/31/49(6)	7,110	7,293
3.500%, 12/31/49(6)	8,125	8,541
FNMA 99-M2, B 6.550%, 3/25/29(3)	467	549

		61,505

Non-Agency—2.6%
Bear Stearns Commercial Mortgage Securities, Inc.
05-PWR9, A4B 4.943%, 9/11/42	1,670	1,756
07-T28, A3 5.793%, 9/11/42	1,510	1,585
Credit Suisse Mortgage Capital Certificates

1

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
06-C1, A3 5.416%, 2/15/39(3)	$446	$454
06-C1, A4 5.593%, 2/15/39(3)	950	1,062
08-C1, AM 144A 6.408%, 2/15/41(3)(4)	1,765	1,639
JPMorgan Chase Commercial Mortgage Securities Corp. 07-CB18, A3 5.447%, 6/12/47	1,964	2,071
Morgan Stanley Capital I
07-T27, A4 5.657%, 6/11/42(3)	1,270	1,476
05-IQ10, A4B 5.284%, 9/15/42(3)	1,450	1,563
06-IQ11, A4 5.894%, 10/15/42(3)	1,435	1,616
Wachovia Bank Commercial Mortgage Trust 06-C23, A5 5.416%, 1/15/45(3)	2,085	2,325

		15,547

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $73,439)		77,052

CORPORATE BONDS AND NOTES—13.0%
Consumer Discretionary—1.1%
AMC Entertainment, Inc. 9.750%, 12/1/20	415	450
Brown Shoe Co., Inc. 7.125%, 5/15/19	930	920
CCO Holdings LLC / CCO Holdings Capital Corp. 6.500%, 4/30/21	775	829
Discovery Communications LLC 3.700%, 6/1/15	355	379
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	395	403
NBC Universal Media LLC
2.100%, 4/1/14	695	707
4.375%, 4/1/21	560	617
Rent-A-Center, Inc. 6.625%, 11/15/20	635	680
Spencer Spirit Holdings, Inc. / Spencer Gifts LLC / Spirit Halloween Superstores 144A 11.000%, 5/1/17(4)	270	280
Time Warner Cable, Inc.
5.000%, 2/1/20	665	747
4.000%, 9/1/21	470	494
5.500%, 9/1/41	120	131

		6,637

Consumer Staples—0.7%
Altria Group, Inc. 9.250%, 8/6/19	630	876
Beverages & More, Inc. 144A 9.625%, 10/1/14(4)	385	402
Heineken NV 144A 3.400%, 4/1/22(4)	980	1,005
Kraft Foods Group, Inc.
144A 2.250%, 6/5/17(4)	325	333
144A 3.500%, 6/6/22(4)	490	503

	PAR VALUE	VALUE
Consumer Staples—(continued)
144A 5.000%, 6/4/42(4)	$650	$689
Sysco Corp. 2.600%, 6/12/22	595	593

		4,401

Energy—0.9%
Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 4/1/21	55	57
Linn Energy LLC / Linn Energy Finance Corp. 7.750%, 2/1/21	915	961
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	865	774
Petrobras International Finance Co. 5.375%, 1/27/21	875	944
Petrohawk Energy Corp. 7.250%, 8/15/18	515	580
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(5)	522	534
Plains All American Pipeline LP / Plains All American Finance Corp.
3.650%, 6/1/22	630	644
5.150%, 6/1/42	325	344
Woodside Finance Ltd. 144A 4.600%, 5/10/21(4)	525	562

		5,400

Financials—5.7%
Ally Financial, Inc. 5.500%, 2/15/17	1,485	1,511
American Express Co. 7.250%, 5/20/14	715	793
Bank of America Corp.
5.750%, 8/15/16	1,155	1,202
5.625%, 7/1/20	715	766
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18	620	742
Boston Properties LP 3.850%, 2/1/23	645	652
Capital One Financial Corp.
7.375%, 5/23/14	340	374
6.150%, 9/1/16	585	654
Citigroup, Inc.
5.000%, 9/15/14	815	836
4.875%, 5/7/15	770	790
CNA Financial Corp. 5.875%, 8/15/20	1,150	1,265
CNL Lifestyle Properties, Inc. 7.250%, 4/15/19	395	365
CVS Pass-Through-Trust 144A 7.507%, 1/10/32(4)	357	444
Developers Diversified Realty Corp. 7.875%, 9/1/20	750	899
Digital Realty Trust LP 5.250%, 3/15/21	1,100	1,172
Duke Realty LP 5.950%, 2/15/17	1,230	1,360

2

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
E*Trade Financial Corp. 7.875%, 12/1/15	$270	$275
Felcor Lodging LP 6.750%, 6/1/19	1,000	1,029
Ford Motor Credit Co. LLC 5.000%, 5/15/18	890	948
General Electric Capital Corp.
1.875%, 9/16/13	1,070	1,081
4.650%, 10/17/21	45	50
Series A 7.125%, 12/15/49(3)	1,100	1,162
GFI Group, Inc. 8.375%, 7/19/18	1,330	1,124
Goldman Sachs Group, Inc. (The)
5.125%, 1/15/15	440	459
6.000%, 6/15/20	595	636
5.750%, 1/24/22	555	586
International Lease Finance Corp. 4.875%, 4/1/15	930	935
JPMorgan Chase & Co.
5.125%, 9/15/14	750	797
3.450%, 3/1/16	610	632
KeyCorp 5.100%, 3/24/21	715	798
Lincoln National Corp. 4.200%, 3/15/22	915	915
MetLife, Inc. 5.000%, 6/15/15	825	907
Morgan Stanley 5.550%, 4/27/17	570	576
Oppenheimer Holdings, Inc. 8.750%, 4/15/18	905	905
Prudential Financial, Inc.
3.625%, 9/17/12	810	815
4.500%, 11/16/21	1,070	1,111
QBE Capital Funding III Ltd. 144A 7.250%, 5/24/41(3)(4)	475	429
Regions Financial Corp.
4.875%, 4/26/13	755	766
5.750%, 6/15/15	270	284
SunTrust Bank, Inc. 5.250%, 11/5/12	465	472
UPCB Finance VI Ltd. 144A 6.875%, 1/15/22(4)	895	917
Ventas Realty LP / Ventas Capital Corp. 4.250%, 3/1/22	310	312
Wells Fargo & Co.
3.676%, 6/15/16	640	681
4.600%, 4/1/21	475	530

		33,957

Health Care—0.9%
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp. 7.750%, 2/15/19	975	1,009
Boston Scientific Corp. 6.000%, 1/15/20	525	628
Express Scripts Holding Co.

	PAR VALUE	VALUE
Health Care—(continued)
144A 2.100%, 2/12/15(4)	$1,035	$1,045
144A 2.650%, 2/15/17(4)	1,030	1,048
Gilead Sciences, Inc. 4.400%, 12/1/21	565	624
Kinetic Concepts, Inc. 144A 12.500%, 11/1/19(4)	965	883
Tenet Healthcare Corp. 6.250%, 11/1/18	270	287

		5,524

Industrials—0.8%
DynCorp International, Inc. 10.375%, 7/1/17	1,010	869
Hutchison Whampoa International ll Ltd. 144A 5.750%, 9/11/19(4)	355	402
Phillips 66
144A 4.300%, 4/1/22(4)	870	916
144A 5.875%, 5/1/42(4)	575	620
United Technologies Corp.
1.200%, 6/1/15	290	293
4.500%, 6/1/42	995	1,094
Weatherford International Ltd. 4.500%, 4/15/22	540	554

		4,748

Information Technology—0.5%
EarthLink, Inc. 8.875%, 5/15/19	1,275	1,248
Lender Processing Services, Inc. 8.125%, 7/1/16	770	807
Xerox Corp. 4.500%, 5/15/21	730	758

		2,813

Materials—0.9%
Vale Overseas Ltd. 4.375%, 1/11/22	580	591
American Rock Salt Co. LLC 144A 8.250%, 5/1/18(4)	1,245	1,083
BHP Billiton Finance USA Ltd. 1.625%, 2/24/17	635	640
Dow Chemical Co. (The)
6.000%, 10/1/12	1,165	1,179
5.900%, 2/15/15	965	1,076
4.250%, 11/15/20	410	445

		5,014

Telecommunication Services—0.8%
AT&T, Inc. 3.875%, 8/15/21	1,185	1,292
CenturyLink, Inc. Series S, 6.450%, 6/15/21	850	887
Digicel Group Ltd. 144A 8.875%, 1/15/15(4)	1,210	1,228
Digicel Ltd. 144A 7.000%, 2/15/20(4)	250	244
NII Capital Corp. 7.625%, 4/1/21	1,160	1,000

		4,651

3

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—0.7%
Calpine Corp. 144A 7.500%, 2/15/21(4)	$460	$499
CMS Energy Corp.
2.750%, 5/15/14	290	293
6.250%, 2/1/20	800	893
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	1,155	1,471
Energy Transfer Partners LP
5.200%, 2/1/22	105	113
6.500%, 2/1/42	635	681

		3,950

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $74,211)		77,095

LOAN AGREEMENTS(3)—0.6%
Consumer Discretionary—0.3%
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 4.750%, 5/24/17	743	749
Roundy’s Supermarkets, Inc. Tranche B, 4.500%, 2/13/19	424	425
Transtar Industries, Inc. Second Lien, 8.500%, 12/21/17	400	402

		1,576

Financials—0.1%
Pinnacle Foods Finance LLC Tranche E, 3.500%, 10/17/18	449	446

Materials—0.2%
Emerald Performance Materials LLC 5.500%, 5/18/18	425	423
Kronos Worldwide, Inc. 4.750%, 6/13/18	1,075	1,076

		1,499

TOTAL LOAN AGREEMENTS (Identified Cost $3,474)		3,521

	SHARES	VALUE
PREFERRED STOCK—0.4%
Financials—0.4%
Citigroup Capital XIII 7.875%,	19,600	535
GMAC Capital Trust I Series 8.125%(2)	53,400	1,284
JPMorgan Chase & Co. 7.90%(3)	481,000	528

TOTAL PREFERRED STOCK (Identified Cost $2,306)		2,347

	SHARES	VALUE
COMMON STOCKS—59.8%
Consumer Discretionary—8.6%
Amazon.com, Inc.(2)	30,000	$6,851
AutoZone, Inc.(2)	25,200	9,253
Comcast Corp. Class A(8)	323,000	10,326
Lululemon Athletica, Inc.(2)	102,000	6,082
McDonald’s Corp.	82,000	7,259
Papa John’s International, Inc.(2)	47,000	2,236
Yum! Brands, Inc.	145,000	9,341

		51,348

Consumer Staples—4.3%
Altria Group, Inc.(8)	284,000	9,812
PepsiCo, Inc.	138,000	9,751
Procter & Gamble Co. (The)	95,000	5,819

		25,382

Energy—5.9%
Chevron Corp.	56,000	5,908
ConocoPhillips	65,000	3,632
Continental Resources, Inc.(2)	121,000	8,061
Petroleo Brasileiro S.A. ADR	180,000	3,379
Whiting Petroleum Corp.(2)(8)	81,000	3,331
Williams Cos., Inc. (The)	233,000	6,715
WPX Energy, Inc.(2)	231,000	3,737

		34,763

Financials—6.4%
BB&T Corp.	253,000	7,805
Goldman Sachs Group, Inc. (The)	37,000	3,547
JPMorgan Chase & Co.	267,000	9,540
Lincoln National Corp.(8)	354,000	7,742
U.S. Bancorp	301,000	9,680

		38,314

Health Care—9.0%
Abbott Laboratories	150,000	9,671
Biogen Idec, Inc.(2)	72,000	10,395
Express Scripts Holding Co.(2)(8)	145,000	8,095
Gilead Sciences, Inc.(2)	187,000	9,589
Johnson & Johnson	89,000	6,013
UnitedHealth Group, Inc.	166,000	9,711

		53,474

Industrials—5.5%
Alaska Air Group, Inc.(2)	223,000	8,006

4

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Cummins, Inc.	75,000	$7,268
Deere & Co.(8)	46,000	3,720
Union Pacific Corp.	67,000	7,994
United Continental Holdings, Inc.(2)	234,000	5,693

		32,681

Information Technology—14.4%
Apple, Inc.(2)	30,100	17,578
Citrix Systems, Inc.(2)	99,000	8,310
Intel Corp.	427,000	11,380
International Business Machines Corp.	58,000	11,344
MasterCard, Inc. Class A	22,600	9,720
QUALCOMM, Inc.	195,000	10,858
VeriSign, Inc.(2)(8)	191,000	8,322
Visa, Inc. Class A	64,000	7,912

		85,424

Materials—4.4%
CF Industries Holdings, Inc.	23,000	4,456
Cliffs Natural Resources, Inc.	72,000	3,549
Du Pont (E.I.) de Nemours & Co.	155,000	7,838
Freeport-McMoRan Copper & Gold, Inc.	115,000	3,918
Monsanto Co.(8)	74,000	6,126

		25,887

Telecommunication Services—1.3%
Verizon Communications, Inc.	177,000	7,866

TOTAL COMMON STOCKS (Identified Cost $274,432)		355,139

TOTAL LONG TERM INVESTMENTS—97.5% (Identified cost $488,101)		579,007

SHORT-TERM INVESTMENTS—5.2%
Money Market Mutual Funds—5.2%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	30,820,709	30,821

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $30,821)		30,821

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—102.7% (Identified Cost $518,922)		609,828

	CONTRACTS	VALUE
WRITTEN OPTIONS—(0.1)%
Call Options—(0.1)%
Altria Group, Inc. expiring 9/22/12 strike price $34	450	$(52)
Comcast Corp. Class A expiring 8/18/12 strike price $31	490	(76)
Deere & Co. expiring 9/22/12 strike price $77.50	100	(55)
Express Scripts Holding Co. expiring 8/18/12 strike price $55	280	(66)
Lincoln National Corp. expiring 8/18/12 strike price $22	720	(73)
Monsanto Co. expiring 8/18/12 strike price $80	145	(61)
VeriSign, Inc. expiring 9/22/12 strike price $44	355	(71)
Whiting Petroleum Corp. expiring 8/18/12 strike price $40	160	(44)

TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $364)		(498)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—102.6% (Identified Cost $518,558)		609,330 (1)
Other assets and liabilities, net—(2.6)%		(15,611)

NET ASSETS—100.0%		$593,719

Abbreviations:

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GmbH	Limited liability company.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $16,882 or 2.8% of net assets.

(5)	Illiquid security.
(6)	Security has a delayed delivery settlement.
(7)	All or a portion segregated as collateral for futures contracts and delayed delivery settlements.
(8)	All or a portion segregated as collateral for written options.

5

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	Expiration Date	Number of Contracts	Value of Contracts When Opened	Market Value of Contracts	Unrealized Appreciation (Depreciation)
U.S. 10YR Note Futures	September-12	(40)	$(5,292)	$(5,335)	$(43)

6

Virtus Balanced Fund

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Corporate Bonds and Notes	$77,095	$—	$77,095
Foreign Government Securities	975	—	975
Loan Agreements	3,521	—	3,521
Mortgage-Backed Securities	77,052	—	77,052
Municipal Bonds	4,773	—	4,773
U.S. Government Securities	58,105	—	58,105
Equity Securities:
Preferred Stock	2,347	—	2,347
Common Stocks	355,139	355,139	—
Short-Term Investments	30,821	30,821	—
Written Options	(498)	(498)	—

Total Investments	$609,330	$385,462	$223,868

Other Financial Instruments:
Futures Contracts (1)	$(43)	$(43)	$—

There are no Level 3 (significant unobservable inputs) priced securities.

(1)	Valued at the unrealized appreciation (depreciation) on the investment.

Securities held by the fund with an end of period value of $1,819 were transferred from Level 1 to Level 2 based on our evaluation procedures for debt securities.

Virtus Growth & Income Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.1%
Consumer Discretionary—14.0%
Amazon.com, Inc.(2)	9,000	$2,055
AutoZone, Inc.(2)	7,200	2,644
Comcast Corp. Class A(3)	92,000	2,941
Lululemon Athletica, Inc.(2)	30,000	1,789
McDonald’s Corp.	23,000	2,036
Papa John’s International, Inc.(2)	14,000	666
Yum! Brands, Inc.	43,000	2,770

		14,901

Consumer Staples—7.1%
Altria Group, Inc.(3)	84,000	2,902
PepsiCo, Inc.	41,000	2,897
Procter & Gamble Co. (The)	28,000	1,715

		7,514

Energy—9.6%
Chevron Corp.	16,000	1,688
ConocoPhillips	20,000	1,118
Continental Resources, Inc.(2)	36,000	2,398
Petroleo Brasileiro S.A. ADR	53,000	995
Whiting Petroleum Corp.(2)(3)	23,000	946
Williams Cos., Inc. (The)	69,000	1,988
WPX Energy, Inc.(2)	68,000	1,100

		10,233

Financials—10.5%
BB&T Corp.	75,000	2,314
Goldman Sachs Group, Inc. (The)	10,000	959
JPMorgan Chase & Co.	79,000	2,823
Lincoln National Corp.(3)	104,000	2,274
U.S. Bancorp	88,000	2,830

		11,200

Health Care—15.1%
Abbott Laboratories	47,000	3,030
Biogen Idec, Inc.(2)	22,000	3,176
Express Scripts Holding Co.(2)(3)	43,000	2,401
Gilead Sciences, Inc.(2)	55,000	2,820
Johnson & Johnson	26,000	1,757
UnitedHealth Group, Inc.	48,000	2,808

		15,992

Industrials—8.9%
Alaska Air Group, Inc.(2)	60,000	2,154

	SHARES	VALUE
Industrials—(continued)
Cummins, Inc.	21,000	$2,035
Deere & Co.(3)	14,000	1,132
Union Pacific Corp.	20,000	2,386
United Continental Holdings, Inc.(2)	72,000	1,752

		9,459

Information Technology—23.3%
Apple, Inc.(2)	8,700	5,081
Citrix Systems, Inc.(2)	29,000	2,434
Intel Corp.	125,000	3,331
International Business Machines Corp.	17,000	3,325
MasterCard, Inc. Class A	6,600	2,839
QUALCOMM, Inc.	57,000	3,174
VeriSign, Inc.(2)(3)	54,000	2,353
Visa, Inc. Class A	18,000	2,225

		24,762

Materials—7.1%
CF Industries Holdings, Inc.	7,000	1,356
Cliffs Natural Resources, Inc.	18,000	887
Du Pont (E.I.) de Nemours & Co.	45,000	2,276
Freeport-McMoRan Copper & Gold, Inc.	34,000	1,159
Monsanto Co.(3)	23,000	1,904

		7,582

Telecommunication Services—2.5%
Verizon Communications, Inc.	59,000	2,622

TOTAL COMMON STOCKS (Identified Cost $79,636)		104,265

TOTAL LONG TERM INVESTMENTS—98.1% (Identified cost $79,636)		104,265

SHORT-TERM INVESTMENTS—2.2%
Money Market Mutual Funds—2.2%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	2,288,515	2,289

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,289)		2,289

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.3% (Identified Cost $81,925)		106,554

1

Virtus Growth & Income Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	CONTRACTS	VALUE
WRITTEN OPTIONS—(0.1)%
Call Options—(0.1)%
Altria Group, Inc. expiring 9/22/12 strike price $34	130	$(15)
Comcast Corp. Class A expiring 8/18/12 strike price $31	140	(22)
Deere & Co. expiring 9/22/12 strike price $77.50	30	(17)
Express Scripts Holding Co. expiring 8/18/12 strike price $55	80	(19)
Lincoln National Corp. expiring 8/18/12 strike price $22	210	(21)
Monsanto Co. expiring 8/18/12 strike price $80	40	(17)
VeriSign, Inc. expiring 9/22/12 strike price $44	100	(20)
Whiting Petroleum Corp. expiring 8/18/12 strike price $40	45	(12)

TOTAL WRITTEN OPTIONS —(0.1)% (Premiums Received $105)		(143)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—100.2% (Identified Cost $81,820)		106,411 (1)
Other assets and liabilities, net—(0.2)%		(161)

NET ASSETS—100.0%		$106,250

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion segregated as collateral for written options.

2

Virtus Growth & Income Fund

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$104,265	$104,265
Short-Term Investments	2,289	2,289
Written Options	(143)	(143)

Total Investments	$106,411	$106,411

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Mid-Cap Core Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—94.5%
Consumer Discretionary—18.4%
Advance Auto Parts, Inc.	1,107	$76
Choice Hotels International, Inc.	1,975	79
John Wiley & Sons, Inc. Class A	2,414	118
Omnicom Group, Inc.	2,275	111
Ross Stores, Inc.	1,495	93

		477

Consumer Staples—4.7%
Brown-Forman Corp. Class B	566	55
Church & Dwight Co., Inc.	1,200	66

		121

Energy—6.0%
Dresser-Rand Group, Inc.(2)	1,765	79
EQT Corp.	1,435	77

		156

Financials—10.4%
Federated Investors, Inc. Class B	3,449	75
RLI Corp.	1,030	70
T. Rowe Price Group, Inc.	1,962	124

		269

Health Care—14.5%
Bard (C.R.), Inc.	732	79
DENTSPLY International, Inc.	2,012	76
Sirona Dental Systems, Inc.(2)	2,732	123
Waters Corp.(2)	1,253	99

		377

Industrials—16.2%
Copart, Inc.(2)	2,922	69
Equifax, Inc.	1,112	52
Expeditors International of Washington, Inc.	716	28
Graco, Inc.	995	46
MSC Industrial Direct Co., Inc. Class A	1,075	70
Nordson Corp.	1,054	54
Robinson (C.H.) Worldwide, Inc.	347	20
Rockwell Collins, Inc.	1,655	82

		421

Information Technology—14.9%
Amphenol Corp. Class A	1,370	75
Intuit, Inc.	1,641	97

	SHARES	VALUE
Information Technology—(continued)
Microchip Technology, Inc.	1,830	$61
MICROS Systems, Inc.(2)	1,447	74
Xilinx, Inc.	2,341	79

		386

Materials—6.0%
International Flavors & Fragrances, Inc.	930	51
Sigma-Aldrich Corp.	1,405	104

		155

Utilities—3.4%
Questar Corp.	4,286	89

TOTAL COMMON STOCKS (Identified Cost $2,161)		2,451

TOTAL LONG TERM INVESTMENTS—94.5% (Identified cost $2,161)		2,451

SHORT-TERM INVESTMENTS—4.8%
Money Market Mutual Funds—4.8%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	124,584	125

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $125)		125

TOTAL INVESTMENTS—99.3% (Identified Cost $2,286)		2,576	(1)
Other assets and liabilities, net—0.7%		19

NET ASSETS—100.0%		$2,595

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Mid-Cap Core Fund

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$2,451	$2,451
Short-Term Investments	125	125

Total Investments	$2,576	$2,576

There are no Level 2 (significant observable inputs ) or Level 3 (significant unobservable inputs) priced securities.

Virtus Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.9%
Consumer Discretionary—14.8%
Bed Bath & Beyond, Inc.(2)	39,000	$2,410
Coach, Inc.	38,600	2,257
Morningstar, Inc.	37,500	2,169
Pool Corp.	75,600	3,059
Ross Stores, Inc.	31,400	1,962

		11,857

Consumer Staples—4.6%
Brown-Forman Corp. Class B	28,700	2,779
Mead Johnson Nutrition Co.	11,000	886

		3,665

Energy—6.8%
Cameron International Corp.(2)	31,600	1,350
Core Laboratories NV	13,300	1,541
Dresser-Rand Group, Inc.(2)	30,200	1,345
FMC Technologies, Inc.(2)	30,400	1,193

		5,429

Financials—8.8%
Financial Engines, Inc.(2)	100,800	2,162
MSCI, Inc.(2)	69,800	2,375
T. Rowe Price Group, Inc.	40,300	2,537

		7,074

Health Care—13.9%
Intuitive Surgical, Inc.(2)	4,800	2,658
Perrigo Co.	16,500	1,946
Sirona Dental Systems, Inc.(2)	36,500	1,643
Varian Medical Systems, Inc.(2)	41,000	2,491
Waters Corp.(2)	30,400	2,416

		11,154

Industrials—18.9%
Donaldson Co., Inc.	44,300	1,478
Expeditors International of Washington, Inc.	48,700	1,887
Fastenal Co.	18,500	746
Graco, Inc.	38,000	1,751
MSC Industrial Direct Co., Inc. Class A	35,100	2,301
Robinson (C.H.) Worldwide, Inc.	30,300	1,773
Roper Industries, Inc.	25,600	2,524
Stericycle, Inc.(2)	29,200	2,677

		15,137

	SHARES	VALUE
Information Technology—25.5%
Amphenol Corp. Class A	50,600	$2,779
ANSYS, Inc.(2)	63,700	4,020
FactSet Research Systems, Inc.	26,100	2,426
Gartner, Inc.(2)	33,200	1,429
Hittite Microwave Corp.(2)	44,000	2,249
National Instruments Corp.	86,400	2,321
Salesforce.com, Inc.(2)	6,700	926
SolarWinds, Inc.(2)	22,800	993
Teradata Corp.(2)	23,600	1,700
Xilinx, Inc.	46,100	1,548

		20,391

Materials—5.6%
Airgas, Inc.	20,100	1,689
Sigma-Aldrich Corp.	37,200	2,750

		4,439

TOTAL COMMON STOCKS (Identified Cost $79,663)		79,146

TOTAL LONG TERM INVESTMENTS—98.9% (Identified cost $79,663)		79,146

SHORT-TERM INVESTMENTS—1.3%
Money Market Mutual Funds—1.3%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	1,077,383	1,077

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,077)		1,077

TOTAL INVESTMENTS—100.2% (Identified Cost $80,740)		80,223	(1)
Other assets and liabilities, net—(0.2)%		(164)

NET ASSETS—100.0%		$80,059

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Mid-Cap Growth Fund

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$79,146	$79,146
Short-Term Investments	1,077	1,077

Total Investments	$80,223	$80,223

There are no Level 2 (significant observable inputs ) or Level 3 (significant unobservable inputs) priced securities.

Virtus Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—94.4%
Consumer Discretionary—10.5%
Big Lots, Inc.(2)	377,370	$15,393
J.C. Penney Co., Inc.(2)	467,000	10,885
TJX Cos., Inc.	290,050	12,452

		38,730

Consumer Staples—10.4%
Beam, Inc.	249,850	15,613
Koninklijke Ahold NV Sponsored ADR	697,850	8,646
Safeway, Inc.	795,340	14,436

		38,695

Energy—21.6%
CONSOL Energy, Inc.	339,460	10,265
Devon Energy Corp.	223,390	12,955
Kinder Morgan, Inc.	264,133	8,510
Nabors Industries Ltd.	699,960	10,080
Rowan Cos., Inc.	234,550	7,583
Sunoco, Inc.	349,940	16,622
Williams Cos., Inc. (The)	481,370	13,873

		79,888

Industrials—22.1%
Con-way, Inc.	201,100	7,262
Fortune Brands Home & Security, Inc.(2)	467,390	10,409
Masco Corp.	730,380	10,130
Owens Corning, Inc.(2)	357,000	10,189
Raytheon Co.	226,300	12,806
Republic Services, Inc.	562,282	14,878
USG Corp.(2)	360,860	6,874
Xylem, Inc.	359,300	9,044

		81,592

Materials—22.2%
Ball Corp.	288,300	11,835
Crown Holdings, Inc.(2)	425,270	14,667
Dow Chemical Co. (The)	373,000	11,749
FMC Corp.	157,120	8,403
International Paper Co.	380,770	11,008
Owens-Illinois, Inc.(2)	574,260	11,009
Packaging Corp. of America	324,050	9,151
Weyerhaeuser Co.	186,850	4,178

		82,000

	SHARES	VALUE
Utilities—7.6%
Dominion Resources, Inc.	251,500	$13,581
ONEOK, Inc.	343,840	14,548

		28,129

TOTAL COMMON STOCKS (Identified Cost $303,244)		349,034

TOTAL LONG TERM INVESTMENTS—94.4% (Identified cost $303,244)		349,034

SHORT-TERM INVESTMENTS—6.3%
Money Market Mutual Funds—6.3%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	23,298,544	23,299

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $23,299)		23,299

TOTAL INVESTMENTS—100.7% (Identified Cost $326,543)		372,333	(1)
Other assets and liabilities, net—(0.7)%		(2,694)

NET ASSETS—100.0%		$369,639

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	93%
Bermuda	3
Netherlands	2
United Kingdom	2

Total	100%

†	% of total investments as of June 30, 2012

2

Virtus Mid-Cap Value Fund

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$349,034	$349,034
Short-Term Investments	23,299	23,299

Total Investments	$372,333	$372,333

There are no Level 2 (significant observable inputs ) or Level 3 (significant unobservable inputs) priced securities.

Virtus Quality Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.2%
Consumer Discretionary—15.0%
Genuine Parts Co.	15,300	$922
Mattel, Inc.	40,000	1,298
Omnicom Group, Inc.	24,300	1,181
TJX Cos., Inc.	46,600	2,000
VF Corp.	8,500	1,134

		6,535

Consumer Staples—14.2%
Coca-Cola Co. (The)	16,100	1,259
Diageo plc Sponsored ADR	11,900	1,227
Heinz (H.J.) Co.	27,200	1,479
Hormel Foods Corp.	38,800	1,180
Kimberly-Clark Corp.	12,300	1,030

		6,175

Energy—8.3%
Apache Corp.	8,200	721
Exxon Mobil Corp.	17,400	1,489
National Oilwell Varco, Inc.	21,800	1,405

		3,615

Financials—18.4%
American Express Co.	27,600	1,607
Franklin Resources, Inc.	13,600	1,509
PNC Financial Services Group, Inc.	29,300	1,791
Travelers Cos., Inc. (The)	28,100	1,794
U.S. Bancorp	41,400	1,331

		8,032

Health Care—9.3%
Becton, Dickinson & Co.	21,600	1,615
Johnson & Johnson	21,500	1,452
Novartis AG ADR	17,800	995

		4,062

Industrials—11.0%
3M Co.	17,800	1,595
Deere & Co.	10,800	873
Emerson Electric Co.	15,900	741
Union Pacific Corp.	13,500	1,611

		4,820

Information Technology—12.3%
Apple, Inc.(2)	2,400	1,402

	SHARES	VALUE
Information Technology—(continued)
Microchip Technology, Inc.	22,400	$741
Microsoft Corp.	68,000	2,080
Western Union Co. (The)	68,200	1,148

		5,371

Materials—6.9%
Barrick Gold Corp.	22,000	827
International Flavors & Fragrances, Inc.	19,000	1,041
PPG Industries, Inc.	10,700	1,135

		3,003

Utilities—3.8%
AGL Resources, Inc.	42,300	1,639

TOTAL COMMON STOCKS (Identified Cost $33,727)		43,252

TOTAL LONG TERM INVESTMENTS—99.2% (Identified cost $33,727)		43,252

SHORT-TERM INVESTMENTS—0.9%
Money Market Mutual Funds—0.9%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	411,917	412

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $412)		412

TOTAL INVESTMENTS—100.1% (Identified Cost $34,139)		43,664	(1)
Other assets and liabilities, net—(0.1)%		(33)

NET ASSETS—100.0%		$43,631

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Quality Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	93%
United Kingdom	3
Canada	2
Switzerland	2

Total	100%

†	% of total investments as of June 30, 2012

2

Virtus Quality Large-Cap Value Fund

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$43,252	$43,252
Short-Term Investments	412	412

Total Investments	$43,664	$43,664

There are no Level 2 (significant observable inputs ) or Level 3 (significant unobservable inputs) priced securities.

Virtus Quality Small-Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.7%
Consumer Discretionary—10.0%
Hillenbrand, Inc.	665,000	$12,222
John Wiley & Sons, Inc. Class A	286,400	14,031

		26,253

Consumer Staples—7.4%
National Beverage Corp.(2)	408,600	6,105
WD-40 Co.	266,000	13,249

		19,354

Energy—7.1%
CARBO Ceramics, Inc.	76,750	5,889
World Fuel Services Corp.	333,458	12,681

		18,570

Financials—18.6%
Eaton Vance Corp.	300,000	8,085
Entertainment Properties Trust	148,000	6,084
First Cash Financial Services, Inc.(2)	345,100	13,863
RLI Corp.	186,000	12,685
Westamerica Bancorp	172,000	8,117

		48,834

Health Care—6.4%
Owens & Minor, Inc.	409,100	12,531
Young Innovations, Inc.	122,714	4,232

		16,763

Industrials—21.2%
CLARCOR, Inc.	213,500	10,282
Corporate Executive Board Co. (The)	195,000	7,972
Graco, Inc.	256,400	11,815
Landstar System, Inc.	239,800	12,402
Lincoln Electric Holdings, Inc.	300,000	13,137

		55,608

Information Technology—24.1%
ADTRAN, Inc.	369,600	11,158
Badger Meter, Inc.	155,300	5,832
Cabot Microelectronics Corp.(2)	113,300	3,310
Cass Information Systems, Inc.	228,686	9,205
Computer Services, Inc.	206,927	6,663
Jack Henry & Associates, Inc.	374,000	12,910
Syntel, Inc.	231,731	14,066

		63,144

	SHARES	VALUE
Materials—1.9%
Balchem Corp.	148,600	$4,846

TOTAL COMMON STOCKS (Identified Cost $197,607)		253,372

TOTAL LONG TERM INVESTMENTS—96.7% (Identified cost $197,607)		253,372

SHORT-TERM INVESTMENTS—3.2%
Money Market Mutual Funds—3.2%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	8,440,645	8,441

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $8,441)		8,441

TOTAL INVESTMENTS—99.9% (Identified Cost $206,048)		261,813	(1)
Other assets and liabilities, net—0.1%		188

NET ASSETS—100.0%		$262,001

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Quality Small-Cap Fund

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$253,372	$253,372
Short-Term Investments	8,441	8,441

Total Investments	$261,813	$261,813

There are no Level 2 (significant observable inputs ) or Level 3 (significant unobservable inputs) priced securities.

Virtus Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—87.6%
Consumer Discretionary—7.6%
Pool Corp.	320,127	$12,952
Steiner Leisure Ltd.(2)	139,100	6,456

		19,408

Energy—0.6%
CARBO Ceramics, Inc.	20,900	1,604

Financials—14.5%
Brown & Brown, Inc.	320,500	8,740
Cohen & Steers, Inc.	325,600	11,237
Federated Investors, Inc. Class B	351,000	7,669
RLI Corp.	138,900	9,473

		37,119

Health Care—21.8%
Abaxis, Inc.(2)	248,500	9,195
Computer Programs & Systems, Inc.	185,984	10,642
Haemonetics Corp.(2)	140,600	10,420
Owens & Minor, Inc.	417,300	12,782
Techne Corp.	176,300	13,081

		56,120

Industrials—21.3%
Advisory Board Co. (The)(2)	62,014	3,075
Copart, Inc.(2)	472,000	11,182
Exponent, Inc.(2)	204,000	10,777
Landstar System, Inc.	137,500	7,112
Lincoln Electric Holdings, Inc.	132,500	5,802
RBC Bearings, Inc.(2)	109,300	5,170
Rollins, Inc.	195,100	4,364
Toro Co. (The)	99,000	7,256

		54,738

Information Technology—19.1%
ANSYS, Inc.(2)	163,700	10,331
Blackbaud, Inc.	163,600	4,199
Cabot Microelectronics Corp.(2)	92,700	2,708
FactSet Research Systems, Inc.	76,600	7,119
Hittite Microwave Corp.(2)	239,500	12,243
Jack Henry & Associates, Inc.	357,900	12,355

		48,955

Materials—2.7%
Aptargroup, Inc.	137,400	7,014

	SHARES	VALUE
TOTAL COMMON STOCKS (Identified Cost $182,023)		224,958

EXCHANGE-TRADED FUNDS—2.3%
iShares Russell 2000® Index Fund	75,000	$5,973

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $5,902)		5,973

TOTAL LONG TERM INVESTMENTS—89.9% (Identified cost $187,925)		230,931

SHORT-TERM INVESTMENTS—9.6%
Money Market Mutual Funds—9.6%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	24,735,640	24,736

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $24,736)		24,736

TOTAL INVESTMENTS—99.5% (Identified Cost $212,661)		255,667	(1)
Other assets and liabilities, net—0.5%		1,202

NET ASSETS—100.0%		$256,869

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Small-Cap Core Fund

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$224,958	$224,958
Exchange-Traded Funds	5,973	5,973
Short-Term Investments	24,736	24,736

Total Investments	$255,667	$255,667

There are no Level 2 (significant observable inputs ) or Level 3 (significant unobservable inputs) priced securities.

Virtus Small-Cap Sustainable Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.9%
Consumer Discretionary—16.2%
Aaron’s, Inc.	82,600	$2,338
Hibbett Sports, Inc.(2)	45,500	2,626
Monro Muffler Brake, Inc.	74,000	2,460
Morningstar, Inc.	46,078	2,665
Pool Corp.	86,300	3,492

		13,581

Consumer Staples—3.2%
Chefs’ Warehouse, Inc. (The)(2)	10,000	180
PriceSmart, Inc.	37,000	2,498

		2,678

Financials—6.2%
Cohen & Steers, Inc.	78,400	2,706
Financial Engines, Inc.(2)	115,451	2,476

		5,182

Health Care—24.1%
Abaxis, Inc.(2)	90,700	3,356
National Research Corp.	133,056	6,965
Quality Systems, Inc.	13,400	369
Sequenom, Inc.(2)	6,974	28
Sirona Dental Systems, Inc.(2)	116,200	5,230
Techne Corp.	56,800	4,215

		20,163

Industrials—12.6%
AAon, Inc.	132,100	2,490
Copart, Inc.(2)	179,700	4,257
Heartland Express, Inc.	109,200	1,563
HEICO Corp. Class A	45,487	1,467
Omega Flex, Inc.(2)	69,400	827

		10,604

Information Technology—33.6%
ANSYS, Inc.(2)	51,800	3,269
Blackbaud, Inc.	51,500	1,322
ClickSoftware Technologies Ltd.	280,754	2,271
FactSet Research Systems, Inc.	8,400	781
FLIR Systems, Inc.	187,500	3,656
Hittite Microwave Corp.(2)	101,500	5,189
MercadoLibre, Inc.	53,600	4,063
Mesa Laboratories, Inc.	18,100	841
NVE Corp.(2)	65,200	3,505

	SHARES	VALUE
Information Technology—(continued)
ScanSource, Inc.(2)	104,400	$3,199

		28,096

TOTAL COMMON STOCKS (Identified Cost $66,035)		80,304

TOTAL LONG TERM INVESTMENTS—95.9% (Identified cost $66,035)		80,304

SHORT-TERM INVESTMENTS—2.5%
Money Market Mutual Funds—2.5%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	2,057,247	2,057

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,057)		2,057

TOTAL INVESTMENTS—98.4% (Identified Cost $68,092)		82,361	(1)
Other assets and liabilities, net—1.6%		1,301

NET ASSETS—100.0%		$83,662

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Small-Cap Sustainable Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	92%
Argentina	5
Israel	3

Total	100%

†	% of total investments as of June 30, 2012

2

Virtus Small-Cap Sustainable Growth Fund

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$80,304	$80,304
Short-Term Investments	2,057	2,057

Total Investments	$82,361	$82,361

There are no Level 2 (significant observable inputs ) or Level 3 (significant unobservable inputs) priced securities.

Virtus Strategic Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%
Consumer Discretionary—13.7%
Bed Bath & Beyond, Inc.(2)	113,300	$7,002
Coach, Inc.	166,900	9,760
McDonald’s Corp.	91,300	8,083
NIKE, Inc. Class B	105,400	9,252
priceline.com, Inc.(2)	14,450	9,603
Ross Stores, Inc.	145,800	9,108

		52,808

Consumer Staples—14.3%
Coca-Cola Co. (The)	204,500	15,990
Colgate-Palmolive Co.	162,200	16,885
Costco Wholesale Corp.	125,800	11,951
Lorillard, Inc.	78,500	10,358

		55,184

Energy—7.0%
Core Laboratories NV	61,900	7,174
National Oilwell Varco, Inc.	158,000	10,181
Schlumberger Ltd.	149,400	9,698

		27,053

Financials—3.2%
T. Rowe Price Group, Inc.	196,600	12,378

Health Care—7.9%
Intuitive Surgical, Inc.(2)	24,400	13,512
Perrigo Co.	70,900	8,361
Waters Corp.(2)	110,300	8,766

		30,639

Industrials—15.2%
Danaher Corp.	146,000	7,604
Emerson Electric Co.	204,300	9,516
Expeditors International of Washington, Inc.	209,000	8,099
Fastenal Co.	90,800	3,660
MSC Industrial Direct Co., Inc. Class A	102,300	6,706
Precision Castparts Corp.	42,200	6,941
Robinson (C.H.) Worldwide, Inc.	141,800	8,299
Roper Industries, Inc.	82,000	8,084

		58,909

Information Technology—31.7%
Accenture plc Class A	137,200	8,244
Amphenol Corp. Class A	243,300	13,362

	SHARES	VALUE
Information Technology—(continued)
ANSYS, Inc.(2)	177,500	$11,202
Apple, Inc.(2)	47,050	27,477
Oracle Corp.	344,500	10,232
QUALCOMM, Inc.	268,400	14,945
Salesforce.com, Inc.(2)	30,900	4,272
Teradata Corp.(2)	109,400	7,878
Visa, Inc. Class A	111,400	13,772
Xilinx, Inc.	337,800	11,340

		122,724

Materials—6.3%
Praxair, Inc.	106,900	11,623
Sigma-Aldrich Corp.	170,400	12,598

		24,221

TOTAL COMMON STOCKS (Identified Cost $320,507)		383,916

TOTAL LONG TERM INVESTMENTS—99.3% (Identified cost $320,507)		383,916

SHORT-TERM INVESTMENTS—0.9%
Money Market Mutual Funds—0.9%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	3,669,510	3,670

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,670)		3,670

TOTAL INVESTMENTS—100.2% (Identified Cost $324,177)		387,586	(1)
Other assets and liabilities, net—(0.2)%		(597)

NET ASSETS—100.0%		$386,989

Abbreviations:

plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Strategic Growth Fund

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$383,916	$383,916
Short-Term Investments	3,670	3,670

Total Investments	$387,586	$387,586

There are no Level 2 (significant observable inputs ) or Level 3 (significant unobservable inputs) priced securities.

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.2%
U.S. Treasury Bond 3.125%, 11/15/41	$275		$296

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $302)			296

FOREIGN GOVERNMENT SECURITIES—4.2%
Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(5)	260		225
Commonwealth of Australia Series 118, 6.500%, 5/15/13	760	AUD	802
Commonwealth of Canada 2.000%, 9/1/12	1,235	CAD	1,215
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13	550	NZD	454
Federative Republic of Brazil 8.500%, 1/5/24	1,490	BRL	809
Kingdom of Norway Series 470 6.500%, 5/15/13	1,250	NOK	219
Kingdom of Sweden Series 1041, 6.750%, 5/5/14	1,185	SEK	189
Republic of Argentina
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	190		150
PIK Interest Capitalization 8.280%, 12/31/33	1,013		668
Republic of Colombia 12.000%, 10/22/15	285,000	COP	198
Republic of Hungary 4.750%, 2/3/15	185		179
Republic of Iceland 144A 5.875%, 5/11/22(4)	240		233
Republic of Lithuania 144A 6.625%, 2/1/22(4)	275		315
Republic of Poland Series 0414, 5.750%, 4/25/14	1,400	PLZ	428
Republic of South Africa Series R206 7.500%, 1/15/14	3,025	ZAR	382
Republic of Turkey
9.000%, 3/5/14	520	TRY	290
6.750%, 5/30/40	265		310
United Mexican States Series M, 6.000%, 6/18/15	8,510	MXN	660

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $7,789)			7,726

MORTGAGE-BACKED SECURITIES—6.8%
Agency—1.1%
FNMA
4.000%, 8/1/25	511		544
4.500%, 4/1/40	723		778
3.500%, 4/1/42	374		394
FNMA 99-M2, B 6.585%, 3/25/29(3)	191		225

			1,941

	PAR VALUE	VALUE
Non-Agency—5.7%
Bank of America (Merrill Lynch) Commercial Mortgage, Inc. 07-3, A4 5.805%, 6/10/49(3)	$295	$333
Bear Stearns Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(3)	150	157
06-PW13, AM 5.582%, 9/11/41(3)	375	402
05-PWR9, A4B 4.943%, 9/11/42	500	526
07-T28, A3 5.793%, 9/11/42	445	467
Chase Mortgage Finance Corp. 07-A1,10A1 3.029%, 2/25/37(3)	219	203
Citigroup - Deutsche Bank Commercial Mortgage Trust 07-CD4, A4 5.322%, 12/11/49	350	389
Commercial Mortgage Pass-Through Certificates 07-C9, A4 5.811%, 12/10/49(3)	265	309
Countrywide Alternative Loan Trust 06-13T1, A5 6.000%, 5/25/36	530	366
Credit Suisse Mortgage Capital Certificates
06-C1, A3 5.416%, 2/15/39(3)	31	31
06-C5, A3 5.311%, 12/15/39	330	366
Goldman Sachs Mortgage Pass - Through Securities Mortgage Loan Trust 05-RP1, 1A3 144A 8.000%, 1/25/35(4)	319	324
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.790%, 8/10/45(3)	150	167
GSR Mortgage Loan Trust 05-AR4, 6A1 5.250%, 7/25/35(3)	350	343
Homebanc Mortgage Trust 05-4, A2 0.572%, 10/25/35(3)	328	231
JPMorgan Chase Commercial Mortgage Securities Corp.
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	350	371
06-LDP9, A3 5.336%, 5/15/47	365	404
07-CB18, A3 5.447%, 6/12/47	609	642
JPMorgan Chase & Co. 06-A4, 3A1 5.518%, 6/25/36(3)	217	185
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(4)	234	244
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	375	410
Morgan Stanley Capital I
07-T27, A4 5.658%, 6/11/42(3)	490	569
05-IQ10, A4B 5.284%, 9/15/42(3)	365	394

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Morgan Stanley Mortgage Loan Trust 07-11AR, 2A3 2.837%, 6/25/37(3)	$470	$202
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)	347	352
04-R3, A1 144A 6.500%, 2/25/35(4)	184	186
Residential Accredit Loans, Inc. 04-QS16, 1A5 5.500%, 12/25/34	315	306
Royal Bank of Scotland Group Mortgage Pass-Through Certificates 07-B, 3A2 5.254%, 7/25/35(3)	143	137
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.769%, 1/25/37(3)	229	229
Wachovia Bank Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	370	399
06-C23, A5 5.416%, 1/15/45(3)	670	747
Washington Mutual Commercial Mortgage Securities Trust 06-SL1, A, 144A 5.423%, 11/23/43(3)(4)	208	204

		10,595

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $12,055)		12,536

ASSET-BACKED SECURITIES—1.9%
ABSC Long Beach Home Equity Loan Trust 00-LB1, M1F 8.240%, 3/21/29(3)	265	195
AmeriCredit Automobile Receivables Trust 12-3, D 3.030%, 7/9/18	188	188
Americredit Automobile Receivables Trust 12-3E, 144A 4.460%, 11/8/19(4)	188	190
Citicorp Residential Mortgage Securities, Inc. 07-2, A3 6.080%, 6/25/37	403	404
CLI Funding LLC 12-1A, A 144A 4.210%, 6/18/27(4)	185	185
Conseco Financial Corp. 96-2, M1 7.600%, 4/15/26(3)	208	190
Countrywide Asset-Backed Certificates 05-12, 1A4 5.323%, 2/25/36(3)	350	342
Equity One ABS, Inc. 01-3, AF4 6.252%, 5/25/32	195	149
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	321	308
Hertz Vehicle Financing LLC 11-1A, A2, 144A 3.290%, 3/25/18(4)	115	122
Miramax LLC 11-1A, A, 144A 6.250%, 10/20/21(4)	232	240

	PAR VALUE		VALUE
Residential Funding Mortgage Securities II, Inc.
03- HS3, AJ4 5.050%, 9/25/33	$266		$267
06-H11, M1 6.010%, 2/25/36	160		149
Structured Asset Securities Corp. 02-AL1, A3 3.450%, 2/25/32	200		181
Terwin Mortgage Trust 04-15AL, A1 144A 5.813%, 7/25/34(3)(4)	121		106
Textainer Marine Containers Ltd. 12-1A, A 144A 4.210%, 4/15/27(4)	236		238

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,414)			3,454

CORPORATE BONDS AND NOTES—20.3%
Consumer Discretionary—2.7%
Ameristar Casinos, Inc. 7.500%, 4/15/21	75		81
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)	285	BRL	150
Boyd Gaming Corp. 144A 9.000%, 7/1/20(4)	150		151
Brown Shoe Co., Inc. 7.125%, 5/15/19	405		400
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(4)	120		130
Globo Comunicacao e Participacoes SA 144A 4.875%, 4/11/22(4)	250		260
HOA Restaurant Group LLC (HOA Finance Corp.) 144A 11.250%, 4/1/17(4)	200		186
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	125		128
Lotte Shopping Co. Ltd. 144A 3.375%, 5/9/17(4)	205		209
MGM Resorts International 7.500%, 6/1/16	370		385
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	235		203
Northwest Airlines Pass-Through-Trust
01-1, B 7.691%, 4/1/17	286		295
02-1, G2 6.264%, 11/20/21	260		266
QVC, Inc. 144A 5.125%, 7/2/22(4)	310		317
Rent-A-Center, Inc. 6.625%, 11/15/20	190		203
Spencer Spirit Holdings, Inc. / Spencer Gifts LLC / Spirit Halloween Superstores 144A 11.000%, 5/1/17(4)	80		83
U.S. Airways Pass-Through-Trust
99-1A 8.360%, 1/20/19	273		279
11-1 A 7.125%, 10/22/23	369		391
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	292		332
07-01A 6.636%, 7/2/22	218		228

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 144A 8.125%, 12/1/17(4)	$180	$194
Visteon Corp. 6.750%, 4/15/19	75	73
Wyndham Worldwide Corp. 6.000%, 12/1/16	2	2

		4,946

Consumer Staples—0.5%
BAT International Finance plc 144A 3.250%, 6/7/22(4)	200	198
Delhaize Group SA 4.125%, 4/10/19	210	203
Flowers Foods, Inc. 4.375%, 4/1/22	170	172
Select Medical Holdings Corp. 6.494%, 9/15/15(3)	140	136
Yankee Candle Co. Holdings LLC / Yankee Finance, Inc. Series B, 9.750%, 2/15/17	165	172

		881

Energy—3.9%
Atwood Oceanics, Inc. 6.500%, 2/1/20	300	315
Bill Barrett Corp. 7.625%, 10/1/19	190	191
BreitBurn Energy Partners LP / BreitBurn Finance Corp. 144A 7.875%, 4/15/22(4)	330	332
Bumi Investment Pte Ltd. 144A 10.750%, 10/6/17(4)	175	175
Calumet Specialty Products Partners LP / Calumet Finance Corp. 9.375%, 5/1/19	185	186
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	195	205
Chesapeake Energy Corp. 6.775%, 3/15/19	220	215
Cie Generale de Geophysique -Veritas 6.500%, 6/1/21	190	191
Cimarex Energy Co. 5.875%, 5/1/22	270	281
Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 4/1/21	15	15
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	170	183
EV Energy Partners LP / EV Energy Finance Corp. 8.000%, 4/15/19	80	80
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	135	130
Frontier Oil Corp. 6.875%, 11/15/18	180	188
Gazprom OAO (Gaz Capital SA) RegS 6.510%, 3/7/22(5)	365	405
Gulfmark Offshore, Inc. 144A 6.375%, 3/15/22(4)	185	187
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(4)	195	196

	PAR VALUE	VALUE
Energy—(continued)
Linn Energy LLC / Linn Energy Finance Corp. 144A 6.500%, 5/15/19(4)	$150	$149
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	290	326
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	150	145
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	225	201
Parker Drilling Co. 144A 9.125%, 4/1/18(4)	245	260
Petrobras International Finance Co. 5.375%, 1/27/21	180	194
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(5)	415	338
Petroleos Mexicanos 6.500%, 6/2/41	355	414
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(7)	404	414
QEP Resources, Inc. 6.875%, 3/1/21	150	167
Quicksilver Resources, Inc. 7.125%, 4/1/16	215	167
Rowan Cos., Inc. 4.875%, 6/1/22	275	278
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 144A 6.375%, 8/1/22(4)	260	261
TNK-BP Finance S.A. RegS 7.250%, 2/2/20(5)	280	314
Venoco, Inc. 11.500%, 10/1/17	145	153

		7,256

Financials—7.8%
Abbey National Treasury Services plc 4.000%, 4/27/16	255	251
ABN Amro Bank N.V. 144A 4.250%, 2/2/17(4)	225	229
Air Lease Corp. 144A 5.625%, 4/1/17(4)	205	203
Alfa Invest Ltd. RegS 7.875%, 9/25/17(5)(9)	205	207
Ally Financial, Inc.
6.750%, 12/1/14	95	100
0.000%, 6/15/15	280	237
ALROSA Finance SA 144A 7.750%, 11/3/20(4)	200	211
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp. ) 9.625%, 10/15/18	225	223
American International Group, Inc. 4.875%, 6/1/22	225	230
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	200	202
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	350	363
Banco de Credito del Peru 144A 5.375%, 9/16/20(4)	200	207
Banco do Brasil S.A. RegS 5.375%, 1/15/21(5)	250	256

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	$195	$206
Bank of America Corp. 5.750%, 8/15/16	365	380
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	200	198
Barclays Bank plc 5.200%, 7/10/14	210	221
Boston Properties LP 3.850%, 2/1/23	300	303
Brandywine Operating Partnership LP 4.950%, 4/15/18	160	164
Capital One Capital IV 8.875%, 5/15/40(6)	150	153
Chubb Corp. 6.375%, 3/29/67(3)	165	170
CIT Group, Inc. 144A 5.500%, 2/15/19(4)	500	515
Citigroup, Inc. 5.000%, 9/15/14	285	292
CNL Lifestyle Properties, Inc. 7.250%, 4/15/19	245	227
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A 11.000%, 12/31/49(3)(4)	195	245
Developers Diversified Realty Corp. 7.875%, 9/1/20	255	306
Felcor Lodging LP 6.750%, 6/1/19	305	314
First Niagara Financial Group, Inc.
6.750%, 3/19/20	55	62
7.250%, 12/15/21	200	225
First Tennessee Bank N.A. 5.650%, 4/1/16	250	261
Genworth Financial, Inc. 7.625%, 9/24/21	200	189
GRD Holdings III Corp. 144A 10.750%, 6/1/19(4)	130	129
Hana Bank 144A 3.500%, 10/25/17(4)	245	252
Hutchison Whampoa International 12 Ltd. Series 12 144A 6.000%, 12/31/49(3)(4)	250	253
International Lease Finance Corp. 6.250%, 5/15/19	400	408
IPIC GMTN Ltd. 144A 3.125%, 11/15/15(4)	250	258
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(4)	225	223
Korea Development Bank 3.500%, 8/22/17	300	313
Legg Mason, Inc. 144A 5.500%, 5/21/19(4)	295	299
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	365	364
Morgan Stanley
6.000%, 4/28/15	190	197
6.625%, 4/1/18	245	256
Progressive Corp. (The) 6.700%, 6/15/37(3)	305	317
Prudential Financial, Inc. 8.875%, 6/15/38(3)	190	226
QBE Capital Funding III Ltd. 144A 7.250%, 5/24/41(3)(4)	190	172
Realogy Corp. 144A 7.875%, 2/15/19(4)	135	133
Regions Bank 7.500%, 5/15/18	250	282

	PAR VALUE	VALUE
Financials—(continued)
Regions Financial Corp. 5.750%, 6/15/15	$255	$268
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	250	250
Resona Bank Ltd. 144A 5.850%, 9/29/49(3)(4)	200	206
Royal Bank of Scotland plc (The)
4.375%, 3/16/16	145	149
5.625%, 8/24/20	170	181
Santander U.S. Debt S.A. 144A 3.724%, 1/20/15(4)	210	195
Sberbank of Russia (Sberbank Capital SA) 144A 6.125%, 2/7/22(4)(9)	200	208
Shinhan Bank 144A 4.375%, 7/27/17(4)	200	213
United Rentals Financing Escrow Corp.
144A 5.750%, 7/15/18(4)	5	5
144A 7.375%, 5/15/20(4)	130	136
Ventas Realty LP / Ventas Capital Corp. 4.000%, 4/30/19	200	205
Vnesheconombank (VEB Finance plc) 144A 6.902%, 7/9/20(4)	245	265
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(9)	200	203
Willis Group Holdings plc 5.750%, 3/15/21	205	224
Zions Bancorp 4.500%, 3/27/17	155	156

		14,296

Health Care—0.2%
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp. 7.750%, 2/15/19	170	176
Tenet Healthcare Corp. 6.250%, 11/1/18	85	90
Valeant Pharmaceuticals International, Inc. 144A 7.250%, 7/15/22(4)	190	192

		458

Industrials—1.9%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	200	205
Aircastle Ltd. 7.625%, 4/15/20	340	347
Allison Transmission, Inc. 144A 7.125%, 5/15/19(4)	150	157
CHC Helicopter SA 9.250%, 10/15/20	220	216
Deluxe Corp. 7.000%, 3/15/19	190	198
DynCorp International, Inc. 10.375%, 7/1/17	125	107
Embraer SA 5.150%, 6/15/22	230	236
Iron Mountain, Inc. 7.750%, 10/1/19	175	190
JMC Steel Group 144A 8.250%, 3/15/18(4)	155	155

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	$200	$216
Masco Corp. 5.950%, 3/15/22	375	386
Pactiv LLC 8.125%, 6/15/17	430	398
Ryder System, Inc. 2.500%, 3/1/17	200	202
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	385	420

		3,433

Information Technology—0.4%
Digicel Ltd. 144A 8.250%, 9/1/17(4)	100	103
EarthLink, Inc. 8.875%, 5/15/19	305	299
Freescale Semiconductor, Inc. 144A 9.250%, 4/15/18(4)	310	333

		735

Materials—1.5%
Vale Overseas Ltd. 4.375%, 1/11/22	225	229
AEP Industries, Inc. 8.250%, 4/15/19	70	73
American Rock Salt Co. LLC 144A 8.250%, 5/1/18(4)	295	257
Arcelormittal 6.250%, 2/25/22	225	221
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	235	241
Cascades, Inc. 7.875%, 1/15/20	300	301
Celulosa Arauco y Constitucion SA 144A 4.750%, 1/11/22(4)	200	205
Edgen Murray Corp. 12.250%, 1/15/15	165	165
FMG Resources Property Ltd. 144A 6.000%, 4/1/17(4)	125	126
Packaging Corp. of America 3.900%, 6/15/22	205	206
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	260	247
Severstal OAO (Steel Capital SA) 144A 6.250%, 7/26/16(4)(9)	280	281
United States Steel Corp. 7.500%, 3/15/22	225	217

		2,769

Telecommunication Services—0.7%
CenturyLink, Inc. Series S, 6.450%, 6/15/21	275	287
Cincinnati Bell, Inc. 8.375%, 10/15/20	185	189
Telecom Italia Capital SA 7.175%, 6/18/19	250	249
Vivendi SA 144A 4.750%, 4/12/22(4)	200	197
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	225	183
Windstream Corp.

	PAR VALUE	VALUE
Telecommunication Services—(continued)
8.125%, 9/1/18	$45	$49
7.000%, 3/15/19	120	123
7.750%, 10/15/20	105	112

		1,389

Utilities—0.7%
AmeriGas Partners LP / AmeriGas Finance Corp.
6.250%, 8/20/19	190	192
7.000%, 5/20/22	125	129
Calpine Corp. 144A 7.500%, 2/15/21(4)	130	141
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	150	175
Covanta Holding Corp. 6.375%, 10/1/22	275	292
Mega Advance Investments Ltd. 144A 5.000%, 5/12/21(4)	200	212
NRG Energy, Inc. 7.625%, 5/15/19	170	173

		1,314

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $36,933)		37,477

LOAN AGREEMENTS(3)—6.6%
Consumer Discretionary—2.9%
Affinity Gaming 5.500%, 11/9/17	156	157
August Holding Co., Inc. (Schrader)
First Lien, US 6.250%, 4/27/18	65	65
First Lien, LUX 6.250%, 4/27/18	85	85
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	199	202
Tranche B-6, 9.500%, 1/28/18	440	393
Cengage Learning Acquisitions, Inc. 5.500%, 7/3/14	224	209
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	248	250
Clear Channel Communications, Inc.
Tranche A, 3.650%, 7/30/14	79	72
Tranche B, 3.900%, 1/29/16	187	150
Cumulus Media Holdings, Inc.
First Lien, 5.750%, 9/17/18	119	119
Second Lien, 7.500%, 3/18/19	195	197
Focus Brands, Inc. First Lien, 6.583%, 2/21/18	177	178
Fram Group Holdings, Inc./Prestone Holdings, Inc. Second Lien, 10.500%, 1/29/18	155	136

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Consumer Discretionary—(continued)
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	$188	CAD	$183
Granite Broadcasting Corp. Tranche B 8.500%, 5/23/18	124		123
HD Supply, Inc. Tranche B, 4.500%, 10/12/17	230		232
HHI Holdings LLC 7.375%, 3/21/17	224		225
Hubbard Radio LLC Second Lien, 8.750%, 4/30/18	165		166
Intelsat Jackson Holding S.A. (Intelsat Jackson Holding Ltd.) 3.240%, 2/1/14	225		220
Landry’s Restaurant, Inc. Tranche B, 6.500%, 4/24/18	284		285
Oberthur Technologies, Inc. Tranche B-3, 4.125%, 11/30/18	210		205
Radio One, Inc. 6.250%, 3/31/16	203		200
SRAM LLC Second Lien, 8.500%, 12/7/18	185		186
TI Group Automotive Systems LLC 6.750%, 3/14/18	288		283
Toys “R” Us, Inc. 6.000%, 9/1/16	279		263
Transtar Industries, Inc. Second Lien, 10.250%, 12/21/17	150		151
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	310		302

			5,237

Energy—0.2%
Frac Tech Services LLC 6.250%, 5/6/16	285		261
NGPL PipeCo LLC 6.750%, 9/15/17	137		135

			396

Financials—0.6%
Asurion LLC Second Lien, 9.000%, 5/24/19	155		158
iStar Financial, Inc. Tranche A-2, 7.000%, 6/30/14	300		300
Nuveen Investments, Inc. Second Lien, 8.250%, 2/28/19	125		126
Ocwen Financial Corp. 7.000%, 9/1/16	173		175
Pinnacle Foods Finance LLC Tranche E, 4.750%, 10/17/18	71		70
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	250		236

			1,065

Health Care—0.4%
AMN Healthcare, Inc. Tranche B, 6.000%, 4/5/18	201		202

	PAR VALUE	VALUE
Health Care—(continued)
InVentiv Health, Inc. (Ventive Health, Inc) 6.500%, 8/4/16	$204	$192
Kinetic Concepts, Inc. Tranche B-1, 7.000%, 5/4/18	195	196
National Specialty Hospitals, Inc.
Tranche DD, 0.075%, 2/3/17	30	29
8.250%, 2/3/17	169	165

		784

Industrials—0.6%
Aveta, Inc.
(MMM Holdings, Inc.) 7.000%, 4/4/17	64	63
(NAMM Holdings, Inc.) 8.500%, 4/4/17	64	64
AWAS Finance Luxemborg SA 0.000%, 7/1/18	156	156
Harland Clarke Holdings Corp. Tranche B 2.795%, 6/30/14	218	196
Husky Injection Molding System (Yukon Acquisition, Inc.) 0.000%, 6/29/18	221	222
Zuffa LLC 7.500%, 6/19/15	298	298

		999

Information Technology—1.3%
Avaya, Inc. Tranche B-3, 4.970%, 10/26/17	298	265
Blue Coat Systems, Inc. First Lien, 7.500%, 2/15/18	160	160
DynCorp International LLC 6.500%, 7/7/16	300	300
First Data Corp. Tranche B-3 3.000%, 9/24/14	225	217
Freescale Semiconductor, Inc. Tranche B-1, 4.490%, 12/1/16	300	285
Lawson Software Tranche B, 6.250%, 4/5/18	325	327
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	165	163
Sophia LP (DataTel, Inc.) 0.000%, 7/19/18	160	161
Spansion LLC 4.750%, 2/9/15	283	284
SRA International, Inc. 6.500%, 7/20/18	161	156
Zayo Group LLC 0.000%, 7/2/19	124	125

		2,443

Materials—0.2%
AZ Chem US, Inc. 7.250%, 12/22/17	86	87
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	200	201
Waupaca Foundry, Inc. 0.000%, 6/29/17	114	114

		402

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—0.4%
Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	$120	$120
Level 3 Financing, Inc. Tranche A, 0.000%, 9/3/18	225	226
U.S. TelePacific Corp. 5.750%, 2/23/17	184	171
Univision Communications, Inc. First Lien, 4.495%, 3/31/17	310	294

		811

TOTAL LOAN AGREEMENTS (Identified Cost $12,173)		12,137

	SHARES	VALUE
PREFERRED STOCK—0.6%
Financials—0.6%
Abbey National Capital Trust I, 8.125%(3)	230,000	221
Citigroup Capital XVII Series E 6.350%	5,940	147
GMAC Capital Trust I Series 8.125%2(3)	16,200	390
JPMorgan Chase & Co. 7.90%(3)	139,000	152
U.S. Bancorp Series G 6.000%(3)	6,000	164

TOTAL PREFERRED STOCK (Identified Cost $1,087)		1,074

COMMON STOCKS—54.6%
Consumer Discretionary—7.6%
Amazon.com, Inc.(2)	7,300	1,667
AutoZone, Inc.(2)	6,900	2,534
Comcast Corp. Class A(8)	85,000	2,718
Lululemon Athletica, Inc.(2)	29,000	1,729
McDonald’s Corp.	25,000	2,213
Papa John’s International, Inc.(2)	13,000	618
Yum! Brands, Inc.	40,000	2,577

		14,056

Consumer Staples—3.8%
Altria Group, Inc.(8)	79,000	2,729
PepsiCo, Inc.	38,000	2,685
Procter & Gamble Co. (The)	26,000	1,593

		7,007

Energy—5.5%
Chevron Corp.	16,000	1,688
ConocoPhillips	20,000	1,118
Continental Resources, Inc.(2)	34,000	2,265
Petroleo Brasileiro S.A. ADR	53,000	995

	SHARES	VALUE
Energy—(continued)
Whiting Petroleum Corp.(2)(8)	23,000	$946
Williams Cos., Inc. (The)	70,000	2,017
WPX Energy, Inc.(2)	70,000	1,132

		10,161

Financials—5.9%
BB&T Corp.	70,000	2,160
Goldman Sachs Group, Inc. (The)	11,000	1,054
JPMorgan Chase & Co.	76,000	2,716
Lincoln National Corp.(8)	107,000	2,340
U.S. Bancorp	84,000	2,701

		10,971

Health Care—8.1%
Abbott Laboratories	44,000	2,837
Biogen Idec, Inc.(2)	19,000	2,743
Express Scripts Holding Co.(2)(8)	40,000	2,233
Gilead Sciences, Inc.(2)	56,000	2,872
Johnson & Johnson	24,000	1,621
UnitedHealth Group, Inc.	45,000	2,633

		14,939

Industrials—5.2%
Alaska Air Group, Inc.(2)	62,000	2,226
Cummins, Inc.	23,000	2,229
Deere & Co.(8)	13,000	1,051
Union Pacific Corp.	18,000	2,147
United Continental Holdings, Inc.(2)	78,000	1,898

		9,551

Information Technology—13.2%
Apple, Inc.(2)	8,400	4,906
Citrix Systems, Inc.(2)	27,000	2,266
Intel Corp.	117,000	3,118
International Business Machines Corp.	17,000	3,325
MasterCard, Inc. Class A	6,700	2,882
QUALCOMM, Inc.	59,000	3,285
VeriSign, Inc.(2)(8)	50,000	2,178
Visa, Inc. Class A	19,000	2,349

		24,309

Materials—4.1%
CF Industries Holdings, Inc.	6,000	1,162
Cliffs Natural Resources, Inc.	22,000	1,084
Du Pont (E.I.) de Nemours & Co.	47,000	2,377
Freeport-McMoRan Copper & Gold, Inc.	35,000	1,193

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Monsanto Co.(8)	20,000	$1,656

		7,472

Telecommunication Services—1.2%
Verizon Communications, Inc.	49,000	2,177

TOTAL COMMON STOCKS (Identified Cost $78,030)		100,643

TOTAL LONG TERM INVESTMENTS—95.2% (Identified cost $151,783)		175,343

SHORT-TERM INVESTMENTS—4.8%
Money Market Mutual Funds—4.8%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.150%)	8,807,189	8,807

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $8,807)		8,807

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.0% (Identified Cost $160,590)		184,150

WRITTEN OPTIONS—(0.1)%

	CONTRACTS	VALUE
Call Options—(0.1)%
Altria Group, Inc. expiring 9/22/12 strike price $34	120	(14)
Comcast Corp. Class A expiring 8/18/12 strike price $31	130	(20)
Deere & Co. expiring 9/22/12 strike price $77.50	25	(14)
Express Scripts Holding Co. expiring 8/18/12 strike price $55	80	(19)
Lincoln National Corp. expiring 8/18/12 strike price $22	200	(20)
Monsanto Co. expiring 8/18/12 strike price $80	40	(17)
VeriSign, Inc. expiring 9/22/12 strike price $44	95	(19)
Whiting Petroleum Corp. expiring 8/18/12 strike price $40	45	(12)

TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $99)		(135)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—99.9% (Identified Cost $160,491)	184,015	(1)
Other assets and liabilities, net—0.1%	180

NET ASSETS—100.0%	$184,195

Abbreviations:

ADR	American Depositary Receipt
ADS	American Depositary Share
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GmbH	Limited liability company.
OJSC	Open Joint Stock Company (Russia)
PIK	Payment-in-Kind Security
plc	Public Limited Co.

Currencies
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $18,473 or 10.0% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	Illiquid security.
(8)	All or a portion segregated as collateral for written options.
(9)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	85%
Brazil	2
Canada	2
Australia	1
Luxembourg	1
Mexico	1
United Kingdom	1
Other	7

Total	100%

†	% of total investments as of June 30, 2012

Virtus Tactical Allocation Fund

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$3,454	$—	$3,454
Corporate Bonds And Notes	37,477	—	37,477
Foreign Government Securities	7,726	—	7,726
Loan Agreements	12,137	—	12,137
Mortgage-Backed Securities	12,536	—	12,536
U.S. Government Securities	296	—	296
Equity Securities:
Preferred Stock	1,074	164	910
Common Stocks	100,643	100,643	—
Short-Term Investments	8,807	8,807	—
Written Options	(135)	(135)	—

Total Investments	$184,015	$109,479	$74,536

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the fund with an end of period value of $537 were transferred from Level 1 to Level 2 based on our evaluation procedures for debt securities.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Equity Trust, a trust consisting of 11 diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Funds, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees. All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer for the Funds. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Internal fair valuations are reviewed by the Board of Trustees at least quarterly.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and Certain Indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. Derivative Financial Instruments

Disclosures on derivatives instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are specific types of derivative instruments used by the Fund.

Options contracts: An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Futures Contracts: A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized gains or losses. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. The Fund utilizes futures in an effort to optimize performance by managing interest rate risk. This permits the portfolio manager to assemble the portfolio believed to be most attractive while mitigating vulnerability to changes in market interest rates. The potential risks to the Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs.

C. Credit Risk

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

NOTE 2—FEDERAL INCOME TAX INFORMATION ($ reported in thousands)

At June 30, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation
Balanced Fund - Investments	$519,699	$95,536	($5,905)	$89,631
- Written Options	(364)	—	(134)	(134)
Growth & Income Fund - Investments	82,031	26,100	(1,720)	24,380
- Written Options	(105)	—	(38)	(38)
Mid-Cap Core Fund	2,287	333	(44)	289
Mid-Cap Growth Fund	80,740	3,401	(3,918)	(517)
Mid-Cap Value Fund	327,186	83,484	(38,337)	45,147
Quality Large-Cap Value Fund	34,158	9,589	(83)	9,506

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED) (CONTINUED)

Quality Small-Cap Fund	206,086	60,223	(4,496)	55,727
Small-Cap Core Fund	212,668	45,354	(2,355)	42,999
Small-Cap Sustainable Growth Fund	68,091	16,859	(2,589)	14,270
Strategic Growth Fund	326,018	65,890	(4,322)	61,568
Tactical Allocation Fund - Investments	160,938	25,376	(2,298)	23,078
- Written Options	(99)	—	(36)	(36)

NOTE 3—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were available for filing, and has determined that the following subsequent events require recognition or disclosure in the financial statements.

The Board, on behalf of Virtus Core Equity Fund and Virtus Value Equity Fund have unanimously approved an Agreement and Plan of Reorganization relating to the proposed combinations of Virtus Core Equity Fund, a series of Virtus Insight Trust, with and into Virtus Growth & Income Fund, a series of Virtus Equity Trust and Virtus Value Equity Fund, a series of Virtus Insight Trust, with and into Virtus Quality Large-Cap Value Fund, a series of Virtus Equity Trust. It is currently anticipated that these matters will be submitted for shareholder approval during the third quarter of 2012.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Equity Trust

By (Signature and Title)*	/s/ GEORGE R. AYLWARD
George R. Aylward, President
(principal executive officer)

Date 8/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ GEORGE R. AYLWARD
George R. Aylward, President
(principal executive officer)

Date 8/28/12

By (Signature and Title)*	/s/ W. PATRICK BRADLEY
W. Patrick Bradley, Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 8/28/12

*	Print the name and title of each signing officer under his or her signature.